Submission	Mar. 31, 2026
Submission [Line Items]
Central Index Key	0001747172
Registrant Name	Kayne Anderson BDC, Inc.
Form Type	N-2
Submission Type	N-2ASR
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A